Summary of Significant Accounting Policies - Schedule of Total Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 18,904	$ 11,413
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,328	7,035
Americas, excluding United States[Member]
Disaggregation of Revenue [Line Items]
Total revenues	436	361
Europe, Middle East and Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenues	5,870	2,368
Asia and Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,270	$ 1,649